Accumulated Other Comprehensive (Loss) / Income - Reclassifications out of AOCI (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive (Loss) / Income [Abstract]
Gains and losses on cash flow hedges Interest rate contracts	$ 211,203
Total reclassifications for the period	$ 211,203
Affected Line Item in the Statement Where Net Income is Presented	Interest and finance costs